GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance	$ 234,883	$ 848
Acquisition		234,035
RideNow purchase accounting adjustments	(26,777)
Impairment charges	(218,646)
Ending balance	21,142	234,883
Freedom Powersports
Goodwill [Roll Forward]
Acquisition	29,098
Other immaterial additions related to acquisitions
Goodwill [Roll Forward]
Acquisition	2,584
Powersports vehicles
Goodwill [Roll Forward]
Beginning balance	234,035	0
Acquisition		234,035
RideNow purchase accounting adjustments	(26,777)
Impairment charges	(218,646)
Ending balance	20,294	234,035
Powersports vehicles | Freedom Powersports
Goodwill [Roll Forward]
Acquisition	29,098
Powersports vehicles | Other immaterial additions related to acquisitions
Goodwill [Roll Forward]
Acquisition	2,584
Vehicle logistics
Goodwill [Roll Forward]
Beginning balance	848	848
Acquisition		0
RideNow purchase accounting adjustments	0
Impairment charges	0
Ending balance	848	$ 848
Vehicle logistics | Freedom Powersports
Goodwill [Roll Forward]
Acquisition	0
Vehicle logistics | Other immaterial additions related to acquisitions
Goodwill [Roll Forward]
Acquisition	$ 0